Share-Based Compensation - Equity settled share based payment arrangements (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares $ / shares	Dec. 31, 2020 shares $ / shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options outstanding, beginning of period, Number of options	4,057,142	4,057,142	3,565,521	3,565,521
Granted, Number of options	654,847	654,847	839,478	839,478
Forfeited, Number of options	(24,267)	(24,267)	(121,547)	(121,547)
Expired, Number of options	(231,278)	(231,278)	(226,310)	(226,310)
Options outstanding, end of period, Number of options	4,456,444	4,456,444	4,057,142	4,057,142
Options exercisable, end of period, Number of options	2,445,230	2,445,230	1,810,577	1,810,577
Options outstanding, beginning of period, Weighted average exercise price | (per share)	$ 12.78	$ 12.78		$ 14.67
Granted, Weighted average exercise price | (per share)	7.85			5.51
Forfeited, Weighted average exercise price | (per share)	9.25			15.20
Expired, Weighted average exercise price | (per share)	20.75			14.33
Options outstanding, end of period, Weighted average exercise price | (per share)	11.66		$ 12.78	12.78
Options exercisable, end of period, Weighted average exercise price | (per share)	$ 13.62	$ 13.62	$ 14.73	$ 14.73